Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	Summary Compensation Table Total for PEO[1] ($)	Compensation Actually Paid to PEO[1,2,3] ($)	Average Summary Compensation Table Total for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs[1,2,3] ($)	Value of Initial Fixed $100 Investment based on Total Stockholder Return (“TSR”)[4] ($)	Net Income ($ Millions)
2023	12,628,061	36,947,671	3,503,457	9,571,497	330.55	(85.9)
2022	5,411,291	13,264,512	1,881,353	3,867,364	166.96	(68.9)
2021	4,059,119	2,805,866	1,426,477	1,147,131	81.71	(55.0)

1.
For each of the fiscal years presented in the table above, Brian Lian was our only PEO. The individuals comprising the Non-PEO NEOs for each of the fiscal years presented in the table above are Marianne Mancini and Greg Zante.
2.
Represents the amount of the CAP to our PEO or the Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K, and does not reflect compensation actually earned, realized or received by our PEO or the Non-PEO NEOs during the applicable fiscal year. These amounts reflect the total amount of compensation for our NEOs reported in the Summary Compensation Table, with certain adjustments as described in footnote 3 below.
3.
The following table summarizes the adjustments required to be made to the amounts reported in the Summary Compensation Table for the applicable fiscal year in accordance with Item 402(v) of Regulation S-K in order to determine the amounts shown in the table above as being the CAP. Equity values are calculated in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 718.

Fiscal Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)(a)	Inclusion of Equity Values for PEO ($)(b)	Compensation Actually Paid to PEO ($)(c)
2023	12,628,061	(11,640,961)	35,960,571	36,947,671
2022	5,411,291	(4,446,176)	12,299,397	13,264,512
2021	4,059,119	(3,187,119)	1,933,866	2,805,866

Fiscal Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)(d)	Average Inclusion of Equity Values for Non-PEO NEOs ($)(e)	Average Compensation Actually Paid to Non-PEO NEOs ($)(c)
2023	3,503,457	(2,840,957)	8,908,997	9,571,497
2022	1,881,353	(1,262,943)	3,248,955	3,867,364
2021	1,426,477	(886,977)	607,631	1,147,131

(a) Represents the aggregate amount of the “Stock Awards” and “Option Awards” columns for our PEO reported in the Summary Compensation Table for the applicable fiscal year.

(b) Amounts reported in this column are derived from the amounts set forth in the following table for the applicable fiscal year:

Fiscal Year	Year-End Fair Value of Equity Awards Granted During the Year That Remained Unvested as of the Last Day of the Year for PEO ($)	Change in Fair Value from the Last Day of the Prior Year to the Last Day of the Year of Unvested Equity Awards for PEO ($)	Change in Fair Value from the Last Day of the Prior Year to the Vesting Date of Unvested Equity Awards that Vested During the Year for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2023	29,034,103	5,163,877	1,762,591	35,960,571
2022	8,750,448	3,011,128	537,821	12,299,397
2021	2,472,781	(633,970)	95,055	1,933,866

(c) The following adjustments are not applicable and are therefore omitted: (i) the fair value as of the vesting date for awards that are granted and vest in the same year, (ii) the amount equal to the fair value at the end of the prior fiscal year for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year and (iii) the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year.

(d) Represents the average of the aggregate amount of the “Stock Awards” and “Option Awards” columns for the Non-PEO NEOs reported in the Summary Compensation Table for the applicable fiscal year.

(e) Amounts reported in this column are derived from the amounts set forth in the following table for the applicable fiscal year:

Fiscal Year	Average Year-End Fair Value of Equity Awards Granted During the Year That Remained Unvested as of the Last Day of the Year for Non-PEO NEOs ($)	Average Change in Fair Value from the Last Day of the Prior Year to the Last Day of the Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from the Last Day of the Prior Year to the Vesting Date of Unvested Equity Awards that Vested During the Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	6,618,575	1,996,417	294,005	8,908,997
2022	2,508,346	667,006	73,603	3,248,955
2021	693,542	(113,247)	27,336	607,631

4.
The TSR assumes $100 was invested in the Company for the period from the beginning of the measurement period through the end of the listed measurement period. The TSR is calculated by dividing (i) the difference between the stock price at the end of each measurement period shown and the beginning of the measurement period by (ii) the stock price at the beginning of the measurement period. Historical stock performance is not necessarily indicative of future stock performance.

Named Executive Officers, Footnote
1.
For each of the fiscal years presented in the table above, Brian Lian was our only PEO. The individuals comprising the Non-PEO NEOs for each of the fiscal years presented in the table above are Marianne Mancini and Greg Zante.

PEO Total Compensation Amount	$ 12,628,061	$ 5,411,291	$ 4,059,119
PEO Actually Paid Compensation Amount	$ 36,947,671	13,264,512	2,805,866
Adjustment To PEO Compensation, Footnote
3.
The following table summarizes the adjustments required to be made to the amounts reported in the Summary Compensation Table for the applicable fiscal year in accordance with Item 402(v) of Regulation S-K in order to determine the amounts shown in the table above as being the CAP. Equity values are calculated in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 718.

Fiscal Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)(a)	Inclusion of Equity Values for PEO ($)(b)	Compensation Actually Paid to PEO ($)(c)
2023	12,628,061	(11,640,961)	35,960,571	36,947,671
2022	5,411,291	(4,446,176)	12,299,397	13,264,512
2021	4,059,119	(3,187,119)	1,933,866	2,805,866

(a) Represents the aggregate amount of the “Stock Awards” and “Option Awards” columns for our PEO reported in the Summary Compensation Table for the applicable fiscal year.

(b) Amounts reported in this column are derived from the amounts set forth in the following table for the applicable fiscal year:

Fiscal Year	Year-End Fair Value of Equity Awards Granted During the Year That Remained Unvested as of the Last Day of the Year for PEO ($)	Change in Fair Value from the Last Day of the Prior Year to the Last Day of the Year of Unvested Equity Awards for PEO ($)	Change in Fair Value from the Last Day of the Prior Year to the Vesting Date of Unvested Equity Awards that Vested During the Year for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2023	29,034,103	5,163,877	1,762,591	35,960,571
2022	8,750,448	3,011,128	537,821	12,299,397
2021	2,472,781	(633,970)	95,055	1,933,866

Non-PEO NEO Average Total Compensation Amount	$ 3,503,457	1,881,353	1,426,477
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,571,497	3,867,364	1,147,131
Adjustment to Non-PEO NEO Compensation Footnote
3.
The following table summarizes the adjustments required to be made to the amounts reported in the Summary Compensation Table for the applicable fiscal year in accordance with Item 402(v) of Regulation S-K in order to determine the amounts shown in the table above as being the CAP. Equity values are calculated in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 718.

Fiscal Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)(d)	Average Inclusion of Equity Values for Non-PEO NEOs ($)(e)	Average Compensation Actually Paid to Non-PEO NEOs ($)(c)
2023	3,503,457	(2,840,957)	8,908,997	9,571,497
2022	1,881,353	(1,262,943)	3,248,955	3,867,364
2021	1,426,477	(886,977)	607,631	1,147,131

(c) The following adjustments are not applicable and are therefore omitted: (i) the fair value as of the vesting date for awards that are granted and vest in the same year, (ii) the amount equal to the fair value at the end of the prior fiscal year for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year and (iii) the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year.

(d) Represents the average of the aggregate amount of the “Stock Awards” and “Option Awards” columns for the Non-PEO NEOs reported in the Summary Compensation Table for the applicable fiscal year.

(e) Amounts reported in this column are derived from the amounts set forth in the following table for the applicable fiscal year:

Fiscal Year	Average Year-End Fair Value of Equity Awards Granted During the Year That Remained Unvested as of the Last Day of the Year for Non-PEO NEOs ($)	Average Change in Fair Value from the Last Day of the Prior Year to the Last Day of the Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from the Last Day of the Prior Year to the Vesting Date of Unvested Equity Awards that Vested During the Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	6,618,575	1,996,417	294,005	8,908,997
2022	2,508,346	667,006	73,603	3,248,955
2021	693,542	(113,247)	27,336	607,631

Compensation Actually Paid vs. Total Shareholder Return	The following chart sets forth the relationship between the CAP to our PEO, the average of the CAP to our Non-PEO NEOs, and our cumulative TSR over the three most recently completed fiscal years.
Compensation Actually Paid vs. Net Income	The following chart sets forth the relationship between the CAP to our PEO, the average of the CAP to our Non-PEO NEOs, and our Net Income during the three most recently completed fiscal years.
Total Shareholder Return Amount	$ 330.55	166.96	81.71
Net Income (Loss)	$ (85,900,000)	$ (68,900,000)	$ (55,000,000)
PEO Name	Brian Lian	Brian Lian	Brian Lian
PEO | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (11,640,961)	$ (4,446,176)	$ (3,187,119)
PEO | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	35,960,571	12,299,397	1,933,866
PEO | Year-End Fair Value of Equity Awards Granted During the Year That Remained Unvested as of the Last Day of the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	29,034,103	8,750,448	2,472,781
PEO | Change in Fair Value from the Last Day of the Prior Year to the Last Day of the Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,163,877	3,011,128	(633,970)
PEO | Change in Fair Value from the Last Day of the Prior Year to the Vesting Date of Unvested Equity Awards that Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,762,591	537,821	95,055
Non-PEO NEO | Average Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,840,957)	(1,262,943)	(886,977)
Non-PEO NEO | Average Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,908,997	3,248,955	607,631
Non-PEO NEO | Average Year-End Fair Value of Equity Awards Granted During the Year That Remained Unvested as of the Last Day of the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,618,575	2,508,346	693,542
Non-PEO NEO | Average Change in Fair Value from the Last Day of the Prior Year to the Last Day of the Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,996,417	667,006	(113,247)
Non-PEO NEO | Average Change in Fair Value from the Last Day of the Prior Year to the Vesting Date of Unvested Equity Awards that Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 294,005	$ 73,603	$ 27,336